Stock-Based Compensation (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
2023 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares underlying outstanding equity awards consisting of stock options and restricted stock units	318,823,915	247,798,825
Number of shares available to grant		765,819,200
Number of shares remained available for future issuance	724,581,522
2023 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue			980,000,000
2023 and 2014 Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value of shares	100.00%	100.00%
2023 and 2014 Plans | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	1 year	1 year
2023 and 2014 Plans | Minimum | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	2 years	2 years
2023 and 2014 Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of awards (in years)	10 years	10 years
2023 and 2014 Plans | Maximum | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	4 years	4 years
Equity Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares underlying outstanding equity awards consisting of stock options and restricted stock units	284,934,688	789,393,500	855,637,300
Equity Incentive Plan 2014 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue		1,835,637,300
Number of shares available to grant			855,637,300